BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019
Stockholders' Equity
Common stock, shares par value	$ 0.00	$ 0.00
Common stock, shares issued	101,740,666	100,074,000
Common stock, shares outstanding	101,740,666	100,074,000